Accumulated Other Comprehensive Loss (Details) - CAD ($) $ in Millions			12 Months Ended
		Oct. 05, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period			$ (164)
Currency translation adjustment
Gains (losses) on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax			(2)	$ (3)
Gains (losses) on financial instruments designated as hedges of foreign operations, net of reclassifications to net earnings, net of tax	[1]		(28)	9	$ (25)
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of reclassifications to net earnings and to non-financial assets, net of tax	[2]		213	41	(556)
Other
Intercompany and third-party investments at FVTOCI				0
Accumulated other comprehensive income, end of the period			41	(164)
Net income tax expense (recovery) relating to gains (losses) on financial instruments			(4)	1	3
Net impact related to cash flow hedges			53	27	(112)
Net of income tax expense			3	(1)	12
Currency translation adjustment
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period			(36)	(39)
Currency translation adjustment
Gains (losses) on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax			30	(6)
Gains (losses) on financial instruments designated as hedges of foreign operations, net of reclassifications to net earnings, net of tax			(28)	9
Other
Accumulated other comprehensive income, end of the period			(34)	(36)	(39)
Cash flow hedges
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period			(129)	(228)
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of reclassifications to net earnings and to non-financial assets, net of tax			194	99
Other
Accumulated other comprehensive income, end of the period			65	(129)	(228)
Net impact related to cash flow hedges			53	27
Employee future benefits
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period			3	8
Employee future benefits
Net actuarial gains on defined benefit plans, net of tax			9	(5)
Other
Accumulated other comprehensive income, end of the period			12	3	8
Net of income tax expense			(3)	1
Other
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period			(2)	37
Other
Change in ownership of TransAlta Renewables		$ 64	0	(64)
Intercompany and third-party investments at FVTOCI			0	25
Accumulated other comprehensive income, end of the period			$ (2)	$ (2)	$ 37

[1]	Net of income tax recovery of $4 million for the year ended Dec. 31, 2024 (2023 — $1 million expense, 2022 — $3 million recovery).
[2]	Net of income tax expense of $57 million for the year ended Dec. 31, 2024 (2023 — $10 million expense, 2022 — $138 million recovery).